1(212) 318-6275

rachaelschwartz@paulhastings.com

March 22, 2013	79611.00002

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	Brookfield Mortgage Opportunity Income Fund Inc. (the “Fund”)
Pre-effective Amendment No. 4 to the Registration Statement on Form N-2
File Nos. 333-185159 and 811-22773

Ladies and Gentlemen

On behalf of the Fund, transmitted herewith is a copy of the Fund’s Pre-effective Amendment No. 4 to the Registration Statement on Form N-2 for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

The filing has been marked to show changes made since the filing of the Fund’s Pre-effective Amendment No. 3 to the Registration Statement on Form N-2 on February 22, 2013 (SEC Accession No. 0001047469-13-001517), and includes the registration of additional shares of common stock of the Fund, completes Item 27 of Part C of the Form N-2 and other non-material changes.  Certain information related to the public offering price, underwriting discounts and commissions, amount of proceeds and other items dependent upon the offering price are omitted in this filing, in reliance on Rule 430A under the Securities Act of 1933, as amended, and will be completed in the final prospectus filed pursuant to Rule 497(h).

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Rachael L. Schwartz

Rachael L. Schwartz

for PAUL HASTINGS LLP

Enclosures